Condensed Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011	Jun. 30, 2010
Income Statement [Abstract]
Sales	$ 84,551	$ 60,637	$ 262,953	$ 89,194	$ 221,804	$ 566,240
Cost of goods sold	39,181	30,206	114,421	38,870	101,888	186,483
Gross Profits	45,370	30,431	148,532	50,324	119,916	379,757
Operating Expenses
Selling, general and administrative expenses	1,123,204	1,690,215	2,626,410	2,571,396	5,291,220	3,392,456
Research and development	7,726	11,858	49,975	47,441	91,762	19,541
Total Operating Expenses	1,130,930	1,702,073	2,676,385	2,618,837	5,382,982	3,411,997
Loss from operations	(1,085,560)	(1,671,642)	(2,527,853)	(2,568,513)	(5,263,066)	(3,032,240)
Other Income (expense)
Interest Income	57	1,040	463	2,314	3,483	8,535
Loss on settlement	(300,000)	0	(301,500)	0	(50,000)	(55,000)
Loss on warrant repricing	(5,834)	0	(5,834)	0	0	0
Cost of warrants issued to induce warrant exercise	0	0	0	0	(62,414)	0
Loss on extinguishment of debt	0	0	0	0	(267,390)	0
Interest Expense	(19,328)	(101,691)	(38,487)	(203,241)	(387,254)	(458,179)
Total other income (expense)	(325,105)	(100,651)	(345,358)	(200,927)	(763,575)	(504,644)
Net Loss	$ (1,410,665)	$ (1,772,293)	$ (2,873,211)	$ (2,769,440)	$ (6,026,641)	$ (3,536,884)
Net loss per common share - basic and diluted	$ (0.06)	$ (0.10)	$ (0.13)	$ (0.16)	$ (0.32)	$ (0.24)
Weighted average shares outstanding - basic and diluted	22,204,124	17,332,044	22,152,375	17,000,947	18,637,833	15,018,756